VARIABLE INTEREST ENTITIES - Carrying Value of Non-consolidated VIEs and Maximum Exposure (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Balance sheet
Equity Investments	$ 6,677	$ 6,506
Off-balance sheet
Maximum exposure to loss	7,366	6,666
Bruce Power
Off-balance sheet
Off-balance Sheet potential exposure to guarantees	1,183	1,521
Bruce Power | VIE, Not Primary Beneficiary
Balance sheet
Equity Investments	3,306	3,256
Pipeline equity investments and other | VIE, Not Primary Beneficiary
Balance sheet
Equity Investments	1,371	1,464
Pipeline equity investments
Off-balance sheet
Off-balance Sheet potential exposure to guarantees	$ 1,506	$ 425